CONSOLIDATED CASH FLOWS STATEMENTS - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
NET INCOME	$ 7,003,530	$ 6,988,960	$ 5,990,545
Adjustments to reconcile Net income to Net cash provided by (used in) operating activities—
Depreciation, amortization and other	2,281,085	2,088,216	1,891,242
Share-based compensation expense	1,913,051	1,679,789	1,342,951
Deferred tax expense (benefit)	(268,953)	(213,294)	60,930
Other, net	(219,082)	(195,975)	(342,849)
Change in assets and liabilities, net of acquisitions—
Receivables and contract assets, current and non-current	87,669	(2,411,735)	(1,471,613)
Other current and non-current assets	(526,228)	(716,910)	(591,836)
Accounts payable	(171,217)	374,349	825,472
Deferred revenues, current and non-current	159,819	648,506	554,830
Accrued payroll and related benefits	(261,913)	1,271,999	1,445,010
Income taxes payable, current and non-current	113,251	473,313	111,795
Other current and non-current liabilities	(586,744)	(446,089)	(841,329)
Net cash provided by (used in) operating activities	9,524,268	9,541,129	8,975,148
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(528,172)	(717,998)	(580,132)
Purchases of businesses and investments, net of cash acquired	(2,530,863)	(3,447,552)	(4,171,123)
Proceeds from the sale of businesses and investments, net of cash transferred	424,387	(107,659)	413,553
Other investing, net	12,178	12,580	27,936
Net cash provided by (used in) investing activities	(2,622,470)	(4,260,629)	(4,309,766)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares	1,501,069	1,349,064	1,065,775
Purchases of shares	(4,330,403)	(4,116,378)	(3,703,124)
Proceeds from (repayments of) debt, net	93,258	(16,453)	(7,798)
Cash dividends paid	(2,827,394)	(2,457,306)	(2,236,094)
Other financing, net	(81,856)	(69,953)	(45,096)
Net cash provided by (used in) financing activities	(5,645,326)	(5,311,026)	(4,926,337)
Effect of exchange rate changes on cash and cash equivalents	(101,273)	(247,815)	13,799
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,155,199	(278,341)	(247,156)
CASH AND CASH EQUIVALENTS, beginning of period	7,889,833	8,168,174	8,415,330
CASH AND CASH EQUIVALENTS, end of period	9,045,032	7,889,833	8,168,174
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid	46,505	45,970	36,132
Income taxes paid, net	$ 2,315,920	$ 1,778,922	$ 1,566,753